Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 68,583
Amortization of intangible assets (Notes 5 and 15)	758	₱ 892	₱ 835
Ending balance	67,825	68,583
Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	77,339	79,151
Additions		21
Disposals		(372)
Deconsolidation		(1,485)
Translation and other adjustments		24
Ending balance		77,339	79,151
Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,756	9,568
Disposals		(372)
Amortization of intangible assets (Notes 5 and 15)	758	892
Deconsolidation		(1,356)
Translation and other adjustments		24
Ending balance	9,514	8,756	9,568
Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,682
Ending balance	₱ 1,496	₱ 1,682
Amortization period	16 years	16 years
Remaining useful lives (in years)	8 years	9 years
Franchise [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 3,016	₱ 3,016
Ending balance		3,016	3,016
Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,334	1,147
Amortization of intangible assets (Notes 5 and 15)	186	187
Ending balance	1,520	1,334	1,147
Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	936
Ending balance	₱ 425	₱ 936
Remaining useful lives (in years)	1 year
Customer List [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization period	2 years	2 years
Remaining useful lives (in years)		1 year
Customer List [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization period	9 years	9 years
Remaining useful lives (in years)		2 years
Customer List [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 4,726	₱ 4,726
Ending balance		4,726	4,726
Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,790	3,280
Amortization of intangible assets (Notes 5 and 15)	511	510
Ending balance	4,301	3,790	3,280
Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	28
Ending balance	₱ 20	₱ 28
Amortization period	18 years	18 years
Remaining useful lives (in years)	3 years	4 years
Spectrum [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 1,079	₱ 1,079
Ending balance		1,079	1,079
Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,051	1,044
Amortization of intangible assets (Notes 5 and 15)	8	7
Ending balance	1,059	1,051	1,044
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 53
Ending balance		₱ 53
Amortization period	15 years	15 years
Remaining useful lives (in years)		1 year
Licenses [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 1,205	₱ 1,205
Ending balance		1,205	1,205
Licenses [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,152	1,071
Amortization of intangible assets (Notes 5 and 15)	53	81
Ending balance	₱ 1,205	₱ 1,152	1,071
Others [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization period	1 year	1 year
Others [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization period	10 years	10 years
Others [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 775	₱ 1,562
Additions		21
Disposals		(372)
Deconsolidation		(460)
Translation and other adjustments		24
Ending balance		775	1,562
Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	775	1,347
Disposals		(372)
Amortization of intangible assets (Notes 5 and 15)		107
Deconsolidation		(331)
Translation and other adjustments		24
Ending balance	775	775	1,347
Intangible Assets with Finite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,699
Ending balance	1,941	2,699
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	10,801	11,588
Additions		21
Disposals		(372)
Deconsolidation		(460)
Translation and other adjustments		24
Ending balance		10,801	11,588
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,102	7,889
Disposals		(372)
Amortization of intangible assets (Notes 5 and 15)	758	892
Deconsolidation		(331)
Translation and other adjustments		24
Ending balance	8,860	8,102	7,889
Intangible assets other than goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,204
Ending balance	6,446	7,204
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	15,306	16,093
Additions		21
Disposals		(372)
Deconsolidation		(460)
Translation and other adjustments		24
Ending balance		15,306	16,093
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,102	7,889
Disposals		(372)
Amortization of intangible assets (Notes 5 and 15)	758	892
Deconsolidation		(331)
Translation and other adjustments		24
Ending balance	8,860	8,102	7,889
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	61,379
Ending balance	61,379	61,379
Goodwill [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	62,033	63,058
Deconsolidation		(1,025)
Ending balance		62,033	63,058
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	654	1,679
Deconsolidation		(1,025)
Ending balance	654	654	1,679
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,505
Ending balance	4,505	4,505
Trademark [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 4,505	4,505
Ending balance		₱ 4,505	₱ 4,505